Mergers, Acquisitions and Disposals - Disposals (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets	$ 1,427	$ 5,451	$ 1,018
Specialty's Caf & Bakery, Inc
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets		$ 2,021